Other Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	$ 109	$ 61	$ 93
Commercial & Specialty Vehicles
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	37	30	69
Agriculture Equipment
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	$ 41	$ 26	$ 14